Directors’ and key management personnel remuneration	12 Months Ended
Dec. 31, 2024
Disclosure Of Directors And Key Management Remuneration [Abstract]
Directors’ and key management personnel remuneration	29 Directors’ and key management personnel remuneration Directors
Aggregate remuneration, calculated in accordance with the UK Companies Act 2006, of the Directors of the parent companies was as follows.

	2024 US$'000	2023 US$'000	2022 US$'000
Emoluments	8,369	7,461	6,726
Long-term incentive plans	8,746	8,746	4,691
	17,115	16,207	11,417
Pension contributions to defined contribution plans by Rio Tinto plc	26	20	10
Pension contributions to defined contribution plans by Rio Tinto Limited	—	–	–
Aggregate remuneration, including pension contributions	17,141	16,227	11,427

Incurred by:
Rio Tinto plc	16,185	15,184	10,692
Rio Tinto Limited	956	1,043	735
	17,141	16,227	11,427
(a)Emoluments have been translated from local currency at the average exchange rate for the year with the exception of bonus payments, which have been translated at the year-end rate.
Key management personnel
The Group defines key management personnel as the Directors and certain members of the Executive Committee.
The Executive Committee includes the Executive Directors, product group Chief Executive Officers and Group executives.
During 2024, no Directors (2023: nil; 2022: nil) accrued retirement benefits under defined benefit arrangements, and 2 Directors (2023: 2; 2022:
2) accrued retirement benefits under defined contribution arrangements.
Aggregate compensation, representing the expense recognised under IFRS as defined in the “Basis of preparation” section, of the Group’s key management, including Directors, was as follows.

	2024 US$'000	2023 US$'000	2022 US$'000
Short-term employee benefits and costs	19,928	16,159	14,258
Post-employment benefits	186	155	174
Employment termination benefits	—	155	–
Share-based payments	14,724	10,305	10,846
Total(a)	34,838	26,774	25,278
(a)The figures shown above include employment costs which cover social security and accident premiums in Canada, the UK and payroll taxes in Australia paid by the employer as a direct additional cost of hire. In total, they amount to US$2,316,000 (2023: US$1,321,000; 2022: US$1,173,000).